Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 8,789,041	$ 9,380,175
Less: allowance for doubtful accounts	(692,694)	(663,914)
Accounts receivable, net	$ 8,096,347	$ 8,716,261